================================================================================

INVESTMENT ADVISER Value Line, Inc.                           ------------------
                   220 East 42nd Street                          ANNUAL REPORT
                   New York, NY 10017-5891                    ------------------
                                                               DECEMBER 31, 2002
DISTRIBUTOR        Value Line Securities, Inc.                ------------------
                   220 East 42nd Street
                   New York, NY 10017-5891

CUSTODIAN BANK     State Street Bank and Trust Co.
                   225 Franklin Street
                   Boston, MA 02110

SHAREHOLDER        State Street Bank and Trust Co.
SERVICING AGENT    c/o NFDS
                   P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT        PricewaterhouseCoopers LLP
ACCOUNTANTS        1177 Avenue of the Americas
                   New York, NY 10036

LEGAL COUNSEL      Peter D. Lowenstein, Esq.
                   Two Sound View Drive, Suite 100
                   Greenwich, CT 06830

DIRECTORS          Jean Bernhard Buttner                         THE VALUE LINE
                   John W. Chandler                                  SPECIAL
                   Frances T. Newton                               SITUATIONS
                   Francis C. Oakley                               FUND, INC.
                   David H. Porter
                   Paul Craig Roberts
                   Marion N. Ruth
                   Nancy-Beth Sheerr

OFFICERS           Jean Bernhard Buttner
                   CHAIRMAN AND PRESIDENT
                   Alan N. Hoffman
                   VICE PRESIDENT
                   Philip J. Orlando
                   VICE PRESIDENT
                   Stephen E. Grant
                   VICE PRESIDENT
                   David T. Henigson
                   VICE PRESIDENT AND
                   SECRETARY/TREASURER                               [LOGO]
                   Joseph Van Dyke                                 VALUE LINE
                   ASSISTANT SECRETARY/TREASURER                     NO-LOAD
                   Stephen La Rosa                                   MUTUAL
                   ASSISTANT SECRETARY/TREASURER                     FUNDS

THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                         #524248

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                       TO OUR VALUE LINE SPECIAL
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

The Value Line Special Situations Fund lost 15.15% in 2002, compared to a loss of 22.10% for the unmanaged Standard & Poor's 500 Index(1) .

Your Fund continues to perform well relative to its peer group of funds. Among the "mid-cap growth" funds tracked by Lipper Inc., the Fund ranked in the top 5% for the year ending December 31, 2002, the top 6% for five years, and the top 7% for ten years(2) .

Sticking with a disciplined investment strategy has served us well. Portfolio holdings must demonstrate strong stock price momentum and strong earnings momentum in relation to the general universe of U.S. stocks. Any holding that slips in momentum becomes a likely candidate for sale, to be replaced by a better-performing stock. This discipline helped us avoid most of the treacherous corporate pitfalls that plagued 2002, and kept us underweighted in the lagging technology and telecommunications sectors. Healthcare, financial services, and retailing are the Fund's largest sector investments.

The portfolio currently includes about 350 stocks, with the largest single holding representing only 1.1% of assets. Wide diversification is an important tool in minimizing your Fund's risk. Median market capitalization is just under $3 billion, but holdings range in size from microcaps up through the largest of U.S. companies.

In this difficult market, our disciplined approach is more important than ever, and we will remain alert and nimble. Thank you for investing with us.


                                                       Sincerely,

                                                       /s/ Jean Bernhard Buttner

                                                       Jean Bernhard Buttner
                                                       CHAIRMAN AND PRESIDENT


February 18, 2003

--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ
    NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET.
    THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR
    TAXES. IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
(2) LIPPER RANKED THE FUND #23 OUT OF 498, #81 OUT OF 340, #12 OUT OF 222, AND #4 OUT OF 63 MID CAP GROWTH FUNDS FOR THE 1, 3, 5, AND 10 YEAR PERIODS
    ENDED 12/31/02, RESPECTIVELY.
--------------------------------------------------------------------------------
2

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SITUATIONS FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economy is continuing to chart an uneven course. Thus, following a strong opening quarter in 2002, in which the nation's gross domestic product surged by 5.0%, a lackluster second quarter that saw the pace of expansion cut back sharply to 1.3%, and a subsequent stepup in the third quarter, with GDP growth coming in at a relatively strong 4.0%, the pace of activity has slowed again, and markedly so. For example, industrial production, factory usage, and consumer confidence are all contracting at present, while the employment outlook remains unsettled. The lone uniformly bright spot is the resilient housing market. Given this weak overall backdrop, however, it wasn't very surprising that the government reported that GDP growth eased to just 0.7% in the October-to-December period.

What's more, there appears to be no quick or easy cure for what ails this economy, with the outcome of both a likely war with Iraq and the President's fiscal stimulus package still up in the air. Such uncertainty will continue to have a negative effect on both consumer spending and business capital investment. All told, we project that GDP will increase by 2%, or less, during the opening half of 2003, before some expected resolution of the above global and domestic uncertainties helps to better underpin the economy after midyear.

Inflation, meantime, remains muted, thanks, in part, to generally modest labor cost increases. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next several years, some modest increases in pricing pressures will emerge. Absent a more vigorous long-term business recovery than we now forecast, or a prolonged rise in oil prices stemming from a surprisingly long conflict in the Middle East, inflation should continue to be held in comparative check through the middle years of this decade. Interest rates, therefore, are likely to remain relatively stable.

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

--------------------------------------------------------------------------------

            COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT
                   IN THE VALUE LINE SPECIAL SITUATIONS FUND
                         AND THE S&P 500 Stock Index*

                               [PLOT POINTS GRAPH]

                 VALUE LINE
                   SPECIAL            S&P STOCK
                SITUATIONS FUND         INDEX
                ---------------         -----
1/93               $10,000             $10,000

12/02              $28,526             $24,431

                           (FROM 1/1/93 TO 12/31/02)
--------------------------------------------------------------------------------
 * THE STANDARD AND POOR'S 500 INDEX (S&P 500 INDEX) IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF THE LARGER-CAPITALIZATION STOCKS TRADED IN THE UNITED STATES.

THE RETURN FOR THE INDEX DOES NOT REFLECT EXPENSES WHICH ARE DEDUCTED FROM THE FUND'S RETURNS.

PERFORMANCE DATA:**

                                     AVERAGE ANNUAL     GROWTH OF AN ASSUMED
                                      TOTAL RETURN      INVESTMENT OF $10,000
                                    ----------------   ----------------------
 1 year ended 12/31/02 ..........         -15.15%              $ 8,485
 5 years ended 12/31/02 .........         + 6.46%              $13,678
10 years ended 12/31/02 .........         +11.05%              $28,526

** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
   OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
4

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

PORTFOLIO HIGHLIGHTS AT DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                                                          VALUE          PERCENTAGE
ISSUE                                                    SHARES      (IN THOUSANDS)     OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. .........................   53,000          $2,629              1.1%
Alliant Techsystems, Inc. ............................   38,812           2,420              1.0
Wal-Mart Stores, Inc. ................................   44,000           2,222              0.9
Forest Laboratories, Inc. ............................   22,000           2,161              0.9
Career Education Corp. ...............................   50,000           2,000              0.8
Bed Bath & Beyond Inc. ...............................   56,000           1,934              0.8
Chico's FAS, Inc. ....................................  102,000           1,929              0.8
Apollo Group, Inc. Class "A" .........................   42,750           1,881              0.8
Affiliated Computer Services, Inc. Class "A" .........   34,000           1,790              0.7
Corinthian Colleges, Inc. ............................   47,000           1,779              0.7


FIVE LARGEST INDUSTRY CATEGORIES

                                                                          VALUE          PERCENTAGE
INDUSTRY                                                             (IN THOUSANDS)     OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Medical Supplies .....................................................  $18,925              7.8%
Retail - Special Lines ...............................................   13,297              5.5
Bank .................................................................   11,556              4.8
Restaurant ...........................................................    9,944              4.1
Medical Services .....................................................    9,202              3.8


FIVE LARGEST NET SECURITY PURCHASES*

                                                                                            COST
ISSUE                                                                                  (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------
Cephalon, Inc. .........................................................................    $637
Washington Post Co. (The) Class "B" ....................................................     574
Arkansas Best Corp. ....................................................................     573
Zebra Technologies Corp. Class "A" .....................................................     569
Unit Corp. .............................................................................     561


FIVE LARGEST NET SECURITY SALES*

                                                                                          PROCEEDS
ISSUE                                                                                  (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------
Microsoft Corp. ........................................................................  $1,774
General Dynamics Corp. .................................................................   1,617
Chico's FAS, Inc. ......................................................................   1,125
Argosy Gaming Company ..................................................................   1,020
Citigroup, Inc. ........................................................................   1,015

* FOR THE SIX MONTH PERIOD ENDED 12/31/02
--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
---------------------------------------------------------------------
COMMON STOCKS (90.3%)
                 ADVERTISING (0.4%)
    28,500       Harte-Hanks, Inc. .....................    $  532
    16,000       R.H. Donnelley Corp.* .................       469
                                                            ------
                                                             1,001

                 AEROSPACE/DEFENSE (2.0%)
    38,812       Alliant Techsystems, Inc.* ............     2,420
    20,000       DRS Technologies, Inc.* ...............       627
     3,000       ESCO Technologies, Inc.* ..............       111
    28,000       L-3 Communications
                  Holdings, Inc.* ......................     1,257
    21,000       Rockwell Collins, Inc. ................       488
                                                             ------
                                                             4,903

                 AIR TRANSPORT (0.2%)
    10,000       FedEx Corp. ...........................       542

                 APPAREL (0.5%)
    13,000       Columbia Sportswear Co.* ..............       577
    16,000       VF Corp. ..............................       577
                                                             ------
                                                             1,154

                 AUTO PARTS (1.1%)
    10,000       Advance Auto Parts, Inc.* .............       489
    20,000       American Axle & Manufacturing
                  Holdings, Inc.* ......................       468
    17,000       Gentex Corp.* .........................       538
    11,000       Genuine Parts Co. .....................       339
    10,000       Johnson Controls, Inc. ................       802
                                                             ------
                                                             2,636

                 BANK (4.8%)
    26,000       BancorpSouth, Inc. ....................       505
     8,000       Bank of America Corp. .................       556
    25,000       Bank of Hawaii Corp. ..................       760
    25,000       BB&T Corp. ............................       925
    20,000       Commerce Bancorp, Inc. ................       864
    18,000       Community First
                  Bankshares, Inc. .....................       476
    32,000       Compass Bancshares, Inc. ..............     1,001

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
---------------------------------------------------------------------
    15,000       First Virginia Banks, Inc. ............    $  558
    37,000       Hibernia Corp. Class "A" ..............       713
    21,000       National Commerce
                  Financial Corp. ......................       501
    13,000       North Fork Bancorporation, Inc. .......       439
     4,000       Popular, Inc. .........................       135
    13,000       Regions Financial Corp. ...............       434
    23,000       South Financial Group, Inc. (The)             475
    40,000       SouthTrust Corp. ......................       994
    15,000       United Bankshares, Inc. ...............       436
    30,000       W Holding Company, Inc.* ..............       492
    13,000       Wells Fargo & Co. .....................       609
    17,000       Westamerica Bancorporation ............       683
                                                            -------
                                                            11,556

                 BANK -- MIDWEST (1.5%)
    13,650       Commerce Bancshares, Inc. .............       536
    18,000       Fifth Third Bancorp ...................     1,054
    18,000       Marshall & Ilsley Corp. ...............       493
    34,000       TCF Financial Corp. ...................     1,486
                                                            --------
                                                             3,569

                 BEVERAGE --
                  ALCOHOLIC (0.8%)
    11,000       Anheuser-Busch Companies, Inc.                532
     2,000       Brown-Forman Corp. Class "B" ..........       131
    28,000       Constellation Brands, Inc.
                  Class "A"* ...........................       664
     8,000       Coors (Adolph) Co. Class "B" ..........       490
                                                            --------
                                                             1,817

                 BEVERAGE -- SOFT
                  DRINK (0.8%)
    30,000       Pepsi Bottling Group, Inc. (The) ......       771
    25,000       PepsiCo, Inc. .........................     1,056
                                                            --------
                                                             1,827

                 BIOTECHNOLOGY (0.0%)
     6,000       Medicines Company (The)* ..............        96

--------------------------------------------------------------------------------
6

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
---------------------------------------------------------------------
                 BUILDING
                  MATERIALS (0.5%)
     6,000       American Woodmark Corp. ..............  $  285
    28,000       Jacobs Engineering Group, Inc.* ......     997
                                                         -------
                                                          1,282

                 CHEMICAL --
                  DIVERSIFIED (0.8%)
    11,000       Air Products & Chemicals, Inc. .......     470
    18,000       Albemarle Corp. ......................     512
     7,000       3M Company ...........................     863
                                                         -------
                                                          1,845

                 CHEMICAL --
                  SPECIALTY (1.1%)
     9,000       Avery Dennison Corp. .................     550
    12,000       Ecolab Inc. ..........................     594
     5,000       Ferro Corp. ..........................     122
    15,000       Praxair, Inc. ........................     866
    10,000       Sigma-Aldrich Corp. ..................     487
                                                         -------
                                                          2,619

                 COMPUTER &
                  PERIPHERALS (0.6%)
    16,000       Inter-Tel Inc. .......................     335
     4,000       NetScreen Technologies, Inc.* ........      67
     3,500       ScanSource, Inc.* ....................     172
     9,000       Tech Data Corp.* .....................     243
     9,000       Zebra Technologies Corp.
                  Class "A"* ..........................     516
                                                         -------
                                                          1,333
                 COMPUTER SOFTWARE &
                  SERVICES (2.9%)
    34,000       Affiliated Computer Services,
                  Inc. Class "A"* .....................   1,790
    15,000       ANSYS, Inc.* .........................     303
    15,000       CACI International, Inc.* ............     535
    12,000       Cognizant Technology Solutions
                  Corp. Class "A"* ....................     867
    10,000       Fair, Issac & Co., Inc. ..............     427
    31,500       Fiserv, Inc.* ........................   1,069

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
---------------------------------------------------------------------
     6,000       Infosys Technologies
                  Ltd. (ADR)* .........................  $  417
    29,000       Intergraph Corp.* ....................     515
    11,000       Intuit Inc.* .........................     516
    14,000       Symantec Corp.* ......................     567
                                                         -------
                                                          7,006

                 DIVERSIFIED
                  COMPANY (2.2%)
    10,000       American Standard
                  Companies, Inc.* ....................     711
    15,000       Ametek, Inc. .........................     577
     7,900       Danaher Corp. ........................     519
    11,000       Fortune Brands, Inc. .................     512
    19,000       Hillenbrand Industries, Inc. .........     918
    21,000       ITT Industries, Inc. .................   1,275
     3,000       Pentair, Inc. ........................     104
    17,000       Teleflex, Inc. .......................     729
                                                         -------
                                                          5,345

                 DRUG (3.5%)
    12,000       Amylin Pharmaceuticals, Inc.* ........     194
    12,000       Cephalon, Inc.* ......................     584
    16,000       Cima Labs, Inc.* .....................     387
    21,000       Covance Inc.* ........................     516
    22,000       Forest Laboratories, Inc.* ...........   2,161
    24,000       Gilead Sciences, Inc.* ...............     816
     8,000       Kos Pharmaceuticals, Inc.* ...........     152
    34,000       NBTY, Inc.* ..........................     598
    13,000       Neurocrine Biosciences, Inc. .........     594
    18,000       Pharmaceutical Product
                  Development, Inc.* ..................     527
    19,000       Pharmaceutical Resources, Inc.* ......     566
    18,000       Scios Inc.* ..........................     586
    20,000       Teva Pharmaceutical Industries
                  Ltd. (ADR) ..........................     772
                                                         -------
                                                          8,453

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
---------------------------------------------------------------------
                 EDUCATIONAL
                  SERVICES (3.2%)
    42,750       Apollo Group, Inc. Class "A"* ..........   $1,881
    50,000       Career Education Corp.* ................    2,000
    47,000       Corinthian Colleges, Inc.* .............    1,779
    25,000       Education Management Corp.* ............      940
    24,000       ITT Educational Services, Inc.* ........      565
     8,500       Strayer Education, Inc. ................      489
                                                            ------
                                                             7,654

                 ELECTRIC UTILITY --
                  CENTRAL (0.4%)
    11,500       DTE Energy Co. .........................      534
    12,000       Entergy Corp. ..........................      547
                                                            ------
                                                             1,081

                 ELECTRONICS (0.6%)
    17,000       Harman International
                  Industries, Inc. ......................    1,012
    15,000       Imation Corp.* .........................      526
                                                            ------
                                                             1,538

                 ENTERTAINMENT (1.0%)
    24,000       Belo Corp. Series "A" ..................      512
    30,000       Cumulus Media, Inc. Class "A"* .........      446
    10,000       Entercom Communications
                  Corp.* ................................      469
    20,000       Fox Entertainment Group, Inc.
                  Class "A"* ............................      519
    14,000       Westwood One, Inc.* ....................      523
                                                            ------
                                                             2,469

                 ENTERTAINMENT
                  TECHNOLOGY (1.1%)
    45,000       Activision, Inc.* ......................      657
    16,000       Electronic Arts Inc.* ..................      796
     9,000       Electronics Boutique
                  Holdings Corp.* .......................      142
    53,000       Pinnacle Systems, Inc.* ................      721
    24,000       THQ, Inc.* .............................      318
                                                            ------
                                                             2,634

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
---------------------------------------------------------------------
                 ENVIRONMENTAL (0.9%)
    37,000       Headwaters, Inc.* ......................   $  574
    34,000       Stericycle, Inc.* ......................    1,101
    14,000       Waste Connections, Inc.* ...............      540
                                                            ------
                                                             2,215

                 FINANCIAL SERVICES --
                  DIVERSIFIED (3.3%)
    37,000       BankAtlantic Bancorp, Inc.
                  Class "A"* ............................      350
    20,000       Block (H. & R.), Inc. ..................      804
    17,000       Brown & Brown, Inc. ....................      549
    45,000       Cendant Corp.* .........................      472
    22,001       Citigroup, Inc. ........................      774
    24,000       Doral Financial Corp. ..................      686
    26,400       Fidelity National Financial, Inc. ......      867
    20,000       Global Payments, Inc. ..................      640
    15,000       Hilb, Rogal & Hamilton Co. .............      614
     6,000       Leucadia National Corp. ................      224
     5,000       SLM Corp. ..............................      519
    14,000       Unitrin, Inc. ..........................      409
    20,000       Willis Group Holdings Ltd.* ............      573
    15,000       Wintrust Financial Corp.* ..............      470
                                                            ------
                                                             7,951

                 FOOD PROCESSING (2.0%)
    23,000       Bunge Limited ..........................      554
    16,000       Dean Foods Co.* ........................      594
    17,000       Dole Food Co., Inc. ....................      554
    30,000       Fresh Del Monte Produce, Inc. ..........      567
    22,500       Kraft Foods, Inc. Class "A" ............      876
    24,000       Sara Lee Corp. .........................      540
    13,200       Smucker (J.M.) Co. .....................      525
     6,000       United Natural Foods, Inc.* ............      152
    10,000       Wrigley (Wm.) Jr. Co. ..................      549
                                                            ------
                                                             4,911

--------------------------------------------------------------------------------
8

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
---------------------------------------------------------------------
                 FOOD
                  WHOLESALERS (0.5%)
    21,000       Performance Food Group Co.* .........  $  713
    17,000       SYSCO Corp. .........................     507
                                                        -------
                                                         1,220

                 FURNITURE/HOME
                  FURNISHINGS (0.6%)
     4,000       Ethan Allen Interiors, Inc. .........     137
    21,000       La-Z-Boy, Inc. ......................     504
     9,000       Mohawk Industries, Inc.* ............     513
    21,900       Tuesday Morning Corp.* ..............     374
                                                        -------
                                                         1,528

                 GROCERY (0.5%)
    21,000       Whole Foods Market, Inc.* ...........   1,107

                 HEALTHCARE
                  INFORMATION
                  SYSTEMS (0.3%)
    21,000       Cerner Corp.* .......................     656

                 HOME APPLIANCE (0.5%)
    11,000       Black & Decker Corp. ................     472
    10,000       Toro Company (The) ..................     639
                                                        -------
                                                         1,111

                 HOME BUILDING (0.1%)
     5,000       Hovanian Enterprises, Inc.* .........     159

                 HOTEL/GAMING (1.4%)
    31,000       Alliance Gaming Corp.* ..............     528
    20,000       GTECH Holdings Corp.* ...............     557
    10,000       Harrah's Entertainment, Inc.* .......     396
    12,000       International Game Technology* ......     911
    14,000       MGM Mirage, Inc.* ...................     462
    32,000       Penn National Gaming, Inc.* .........     507
                                                        -------
                                                         3,361

                 HOUSEHOLD
                  PRODUCTS (1.5%)
    15,000       Church & Dwight Co., Inc. ...........     457
    26,000       Dial Corp. (The) ....................     530

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
---------------------------------------------------------------------
    22,000       Energizer Holdings, Inc.* ...........  $  614
    10,000       Procter & Gamble Co. (The) ..........     859
    14,000       Rent-A-Center, Inc.* ................     699
    11,000       Scotts Company (The)
                  Class "A"* .........................     539
                                                        -------
                                                         3,698

                 HUMAN RESOURCES (0.1%)
     6,000       Manpower, Inc. ......................     191

                 INDUSTRIAL
                  SERVICES (1.2%)
    16,000       ARAMARK Corp. Class "B"* ............     376
    11,000       Cintas Corp. ........................     503
    19,000       Coinstar, Inc.* .....................     431
    16,000       EMCOR Group, Inc.* ..................     848
    15,000       FTI Consulting, Inc.* ...............     602
    16,000       Tier Technologies, Inc.
                  Class "B"* .........................     256
                                                        -------
                                                         3,016

                 INFORMATION
                  SERVICES (1.2%)
    16,000       Arbitron, Inc.* .....................     536
    14,000       ChoicePoint, Inc.* ..................     553
    14,000       Dun & Bradstreet Corp. (The)* .......     483
    23,000       Equifax, Inc. .......................     532
    15,000       FactSet Research Systems, Inc. ......     424
    10,000       Moody's Corp. .......................     413
                                                        -------
                                                         2,941

                 INSURANCE -- LIFE (0.5%)
    17,000       AFLAC, Inc. .........................     512
     8,000       Prudential Financial, Inc. ..........     254
    11,000       TorchMark, Inc. .....................     402
                                                        -------
                                                         1,168

                 INSURANCE -- PROPERTY/
                  CASUALTY (2.5%)
    13,000       Allstate Corp. ......................     481
    16,500       Berkley (W.R.) Corp. ................     654
     8,000       IPC Holdings, Ltd.* .................     252
    45,000       Old Republic International Corp.        1,260

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                            VALUE
    SHARES                                              (IN THOUSANDS)
---------------------------------------------------------------------
    10,000       PartnerRe Ltd. ......................    $  518
    18,000       Progressive Corp. ...................       893
    17,400       RenaissanceRe Holdings Ltd. .........       689
     3,000       RLI Corp. ...........................        84
    15,000       Safeco Corp. ........................       520
     9,000       XL Capital Ltd. Class "A" ...........       695
                                                          ------
                                                           6,046

                 MACHINERY (1.3%)
     2,000       Actuant Corp. Class "A"* ............        93
    35,000       AGCO Corp.* .........................       774
    11,000       Donaldson Co., Inc. .................       396
    18,750       Graco Inc. ..........................       537
    14,000       Manitowoc Co., Inc. (The) ...........       357
    14,000       Smith (A.O.) Corp. ..................       378
    14,000       Tractor Supply Co.* .................       526
                                                          -------
                                                           3,061

                 MANUFACTURED
                  HOUSING/RECREATIONAL
                  VEHICLE (0.5%)
     9,500       Oshkosh Truck Corp. .................       584
    13,600       Winnebago Industries, Inc. ..........       534
                                                          -------
                                                           1,118

                 MEDICAL SERVICES (3.8%)
    10,000       Anthem, Inc.* .......................       629
    22,000       Apria Healthcare Group, Inc.* .......       489
    15,500       Coventry Health Care, Inc.* .........       450
     4,718       DaVita, Inc.* .......................       116
    19,500       First Health Group Corp.* ...........       475
    22,000       Gentiva Health Services Inc.* .......       194
    35,000       Hanger Orthopedic Group, Inc.* ......       460
    16,000       HCA, Inc. ...........................       664
    10,000       Health Net, Inc.* ...................       264
    16,000       IGEN International, Inc.* ...........       686
    34,000       Lincare Holdings, Inc.* .............     1,075
    17,000       Mid Atlantic Medical
                  Services, Inc.* ....................       551
     8,500       Quest Diagnostics, Inc.* ............       484
    16,000       Renal Care Group, Inc.* .............       506
    20,000       Triad Hospitals, Inc.* ..............       597

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
---------------------------------------------------------------------
     2,000       UnitedHealth Group, Inc. ............   $   167
    12,000       Universal Health Services, Inc.
                  Class "B"* .........................       541
    12,000       Wellpoint Health Networks, Inc.*            854
                                                         --------
                                                           9,202
                 MEDICAL SUPPLIES (7.8%)
     5,000       Alcon, Inc.* ........................       197
     9,000       AmerisourceBergen Corp. .............       489
    27,750       Biomet, Inc. ........................       795
    17,000       Biosite, Inc.* ......................       578
    14,000       Boston Scientific Corp.* ............       595
    16,000       Charles River Laboratories
                  International, Inc.* ...............       616
    36,000       Cooper Companies, Inc. ..............       901
    34,500       DENTSPLY International, Inc. ........     1,283
    21,000       Edwards Lifesciences Corp.* .........       535
    19,000       Fisher Scientific
                  International, Inc.* ...............       572
    34,000       Henry Schein, Inc.* .................     1,530
    17,000       IDEXX Laboratories, Inc.* ...........       559
    21,000       Inamed Corp.* .......................       647
    15,000       Johnson & Johnson ...................       806
    22,702       Medtronic, Inc. .....................     1,035
    14,000       Mentor Corp. ........................       539
    25,250       Merit Medical Systems, Inc.* ........       503
    34,000       Patterson Dental Co.* ...............     1,487
    17,000       Respironics, Inc.* ..................       517
    14,000       St. Jude Medical, Inc.* .............       556
    17,000       STERIS Corp.* .......................       412
     9,000       Stryker Corp. .......................       604
    53,000       Varian Medical Systems, Inc.* .......     2,629
    13,000       Zimmer Holdings, Inc.* ..............       540
                                                         --------
                                                          18,925

                 NATURAL GAS --
                  DISTRIBUTION (0.4%)
    21,000       AGL Resources Inc. ..................       510
    14,000       UGI Corp. ...........................       524
                                                         --------
                                                           1,034

--------------------------------------------------------------------------------
10

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
---------------------------------------------------------------------
                 NATURAL GAS --
                  DIVERSIFIED (0.3%)
     8,000       Patina Oil & Gas Corp. ................  $  253
    23,000       XTO Energy, Inc. ......................     568
                                                          -------
                                                             821

                 NEWSPAPER (1.7%)
     7,000       Gannett Co., Inc. .....................     503
    16,500       Lee Enterprises, Inc. .................     553
     9,000       McClatchy Co. (The) Class "A" .........     510
     5,000       Media General, Inc. Class "A" .........     300
    11,000       New York Times Co, (The)
                  Class "A" ............................     503
     7,000       Scripps (E.W.) Co. Class "A" ..........     539
    11,000       Tribune Co. ...........................     500
       800       Washington Post Co. (The)
                  Class "B" ............................     590
                                                          -------
                                                           3,998

                 OFFICE EQUIPMENT &
                  SUPPLIES (0.6%)
    30,000       Global Imaging Systems, Inc.* .........     551
    40,000       Moore Corporation Ltd.* ...............     364
    30,000       Staples, Inc.* ........................     549
                                                          -------
                                                           1,464

                 OILFIELD
                  SERVICES/EQUIPMENT (0.2%)
    13,000       Teekay Shipping Corp. .................     529

                 PACKAGING &
                  CONTAINER (1.2%)
    12,000       Ball Corp. ............................     614
    10,000       Bemis Co., Inc. .......................     496
    17,000       CLARCOR Inc. ..........................     549
    40,000       Packaging Corp. of America* ...........     730
    29,000       Pactiv Corp.* .........................     634
                                                          -------
                                                           3,023

                 PETROLEUM --
                  PRODUCING (0.5%)
    14,000       Pogo Producing Co. ....................     522

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
---------------------------------------------------------------------
    31,000       Unit Corp.* ...........................  $  575
     9,000       Westport Resources Corp.* .............     187
                                                          -------
                                                           1,284

                 PHARMACY
                  SERVICES (1.1%)
    21,352       Accredo Health, Inc.* .................     753
    46,000       Caremark Rx, Inc.* ....................     747
    18,000       Express Scripts, Inc. Class "A"* ......     865
    13,000       Omnicare, Inc. ........................     310
                                                          -------
                                                           2,675

                 PRECISION
                  INSTRUMENT (0.7%)
    12,000       FLIR Systems, Inc.* ...................     586
    24,000       Garmin Ltd.* ..........................     703
    15,000       Varian, Inc.* .........................     430
                                                          -------
                                                           1,719

                 PUBLISHING (0.4%)
    14,000       Deluxe Corp. ..........................     589
    11,500       Meredith Corp. ........................     473
                                                          -------
                                                           1,062

                 R.E.I.T. (1.3%)
     6,000       Annaly Mortgage
                  Management, Inc. .....................     113
     5,000       Anworth Mortgage Asset Corp. ..........      63
    24,000       Capital Automotive REIT ...............     569
    32,000       Chelsea Property Group, Inc. ..........   1,066
    17,000       Macerich Company (The) ................     523
    14,500       Pan Pacific Retail
                  Properties, Inc. .....................     530
    15,000       Thornburg Mortgage, Inc. ..............     301
                                                          -------
                                                           3,165

                 RAILROAD (0.3%)
    18,000       CP HOLDRS Holding Co.
                  Depository Receipts* .................     786

                 RECREATION (1.8%)
     7,000       Expedia, Inc. Class "A"* ..............     469
    22,000       Harley-Davidson, Inc. .................   1,016

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                            VALUE
 SHARES                                                 (IN THOUSANDS)
---------------------------------------------------------------------
 56,000          Mattel, Inc. ..........................   $1,072
 12,000          Polaris Industries, Inc. ..............      703
 20,000          SCP Pool Corp.* .......................      584
 25,000          Shuffle Master, Inc.* .................      478
                                                           ------
                                                            4,322

                 RESTAURANT (4.1%)
 22,500          Applebee's International, Inc. ........      522
 20,000          Bob Evans Farms, Inc. .................      467
 39,000          Brinker International, Inc.* ..........    1,258
 22,000          CBRL Group, Inc. ......................      663
 43,500          Cheesecake Factory
                  Incorporated (The)* ..................    1,572
 60,500          Darden Restaurants, Inc. ..............    1,237
  5,000          Landry's Restaurants, Inc. ............      106
  7,000          P.F. Chang's China Bistro, Inc.* ......      254
 18,000          Panera Bread Co. -- Class "A"* ........      627
 19,000          RARE Hospitality
                  International, Inc.* .................      525
 60,800          Ruby Tuesday, Inc. ....................    1,051
 56,250          Sonic Corp.* ..........................    1,153
 25,000          Starbucks Corp.* ......................      509
                                                           ------
                                                            9,944

                 RETAIL -- SPECIAL
                  LINES (5.5%)
 14,000          A. C. Moore Arts & Crafts, Inc.*             178
 13,000          AutoZone, Inc.* .......................      918
 56,000          Bed Bath & Beyond Inc.* ...............    1,934
 10,000          CDW Computer Centers, Inc.* ...........      438
102,000          Chico' s FAS, Inc.* ...................    1,929
 12,000          Christopher & Banks Corp.* ............      249
 24,000          Coach, Inc.* ..........................      790
 24,000          Fossil, Inc.* .........................      488
 15,000          Guitar Center, Inc.* ..................      248
 29,000          Gymboree Corp.* .......................      460
 30,000          Hollywood Entertainment Corp.*               453
 14,000          Michaels Stores, Inc.* ................      438
 27,500          Movie Gallery, Inc.* ..................      358
 14,000          O'Reilly Automotive, Inc.* ............      354
 28,000          PETsMART, Inc.* .......................      480

                                                            VALUE
 SHARES                                                 (IN THOUSANDS)
---------------------------------------------------------------------
 31,000          Pier 1 Imports, Inc. ..................   $  587
 19,000          Ross Stores, Inc. .....................      805
 28,000          TJX Companies, Inc. (The) .............      547
 32,000          Too, Inc.* ............................      753
 17,000          Weight Watchers
                  International, Inc.* .................      781
  4,000          Williams-Sonoma, Inc.* ................      109
                                                           ------
                                                           13,297

                 RETAIL BUILDING
                  SUPPLY (0.6%)
 14,000          Fastenal Co. ..........................      523
 28,000          Lowe's Companies, Inc. ................    1,050
                                                           ------
                                                            1,573

                 RETAIL STORE (2.9%)
 17,000          Dollar Tree Stores Inc* ...............      418
 51,000          Family Dollar Stores, Inc. ............    1,592
 19,200          Kohl's Corp.* .........................    1,074
 30,666          99 Cents Only Stores* .................      824
 26,000          Target Corp. ..........................      780
 44,000          Wal-Mart Stores, Inc. .................    2,222
                                                           ------
                                                            6,910

                 SEMICONDUCTOR (0.4%)
 25,500          Microchip Technology Inc. .............      623
 53,000          Skyworks Solutions Inc* ...............      457
                                                           ------
                                                            1,080

                 SHOE (0.9%)
 12,000          Brown Shoe Company, Inc. ..............      286
 21,000          Kenneth Cole Productions, Inc.
                  Class "A"* ...........................      426
 10,000          Nike, Inc. Class "B" ..................      445
 38,000          Reebok International Ltd.* ............    1,117
                                                           ------
                                                            2,274
                 STEEL -- GENERAL (0.1%)
  7,000          Quanex Corp. ..........................      235

--------------------------------------------------------------------------------
12

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                            VALUE
SHARES                                                  (IN THOUSANDS)
---------------------------------------------------------------------
           THRIFT (2.9%)
43,000     Brookline Bancorp, Inc. ..............   $    512
31,972     Charter One Financial, Inc. ..........        919
 7,500     First BanCorp ........................        169
 4,000     Golden West Financial Corp. ..........        287
13,000     GreenPoint Financial Corp. ...........        587
28,000     Hudson City Bancorp, Inc. ............        522
32,000     New York Community Bancorp,
            Inc. ................................        924
63,000     Sovereign Bancorp, Inc. ..............        885
45,000     Staten Island Bancorp, Inc. ..........        906
29,920     Washington Federal, Inc. .............        744
17,000     Webster Financial Corp. ..............        592
                                                    --------
                                                       7,047

           TOILETRIES/COSMETICS (0.6%)
11,000     Avon Products, Inc. ..................        592
22,000     Chattem, Inc.* .......................        452
19,000     Regis Corp. ..........................        494
                                                    --------
                                                       1,538

           TRUCKING/TRANSPORTATION
            LEASING (1.3%)
19,000     Arkansas Best Corp.* .................        494
 8,000     CNF, Inc. ............................        266
19,000     Landstar System, Inc.* ...............      1,109
 8,000     Roadway Corp. ........................        294
25,000     Werner Enterprises, Inc. .............        538
17,000     Yellow Corporation ...................        428
                                                    --------
                                                       3,129

TOTAL COMMON STOCKS
 AND TOTAL INVESTMENT
 SECURITIES (90.3%)
 (COST $187,395,000)...........................     $218,854
                                                    ========

                                                                    VALUE
  PRINCIPAL                                                      (IN THOUSANDS
    AMOUNT                                                      EXCEPT PER SHARE
(IN THOUSANDS)                                                      AMOUNT)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (8.9%)
(INCLUDING ACCRUED INTEREST)

 10,600,000 Collateralized by $7,105,000
             U.S. Treasury Bonds 8.875%,
             due 2/15/19, with a value of
             $10,796,270 (with Morgan
             Stanley, Dean Witter & Co.,
             1.05%, dated 12/31/02, due
             1/2/03, delivery value
             $10,600,618) ........................................  $ 10,600
 11,000,000 Collateralized by $9,450,000
             U.S. Treasury Notes 6.000%,
             due 8/15/09, with a value of
             $11,221,875 (with State
             Street Bank and Trust
             Company, 1.05%, dated
             12/31/02, due 1/2/03, delivery
             value $11,000,642) ..................................    11,001
                                                                    ---------
                                                                      21,601
                                                                    ---------
CASH AND OTHER ASSETS IN
  EXCESS OFLIABILITIES (0.8%) ....................................     1,939
                                                                    ---------
NET ASSETS(100.0%) ..............................................   $242,394
                                                                    =========
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE PER
 OUTSTANDING SHARE
 ($242,393,595\D 15,070,919 SHARES
 OUTSTANDING)                                                       $  16.08
                                                                    =========

* NON-INCOME PRODUCING.
(ADR) AMERICAN DEPOSITORY RECEIPTS.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                   (IN THOUSANDS
                                                    EXCEPT PER
                                                   SHARE AMOUNT)
                                                   ------------
ASSETS:
Investment securities, at value
   (Cost - $187,395) ...........................   $218,854
Repurchase agreements
   (Cost - $21,601) ............................     21,601
Cash ...........................................         39
Receivable for securities sold .................      2,845
Receivable for capital shares sold .............      1,059
Dividends receivable ...........................        141
Prepaid insurance expense ......................          3
                                                   ---------
   TOTAL ASSETS ................................    244,542
                                                   ---------
LIABILITIES:
Payable for securities purchased ...............      1,608
Payable for capital shares repurchased .........        284
Accrued expenses: ..............................
   Advisory fee ................................        158
   Service and distribution plan fees
      payable ..................................         53
   Other .......................................         45
                                                   ---------
   TOTAL LIABILITIES ...........................      2,148
                                                   ---------
NET ASSETS .....................................   $242,394
                                                   =========
NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value
   (authorized 100,000,000, outstanding
   15,070,919 shares) ..........................   $ 15,071
Additional paid-in capital .....................    220,528
Accumulated net realized loss on
   investments .................................    (24,664)
Net unrealized appreciation of
   investments .................................     31,459
                                                   ---------
NET ASSETS .....................................   $242,394
                                                   =========
   NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER
     OUTSTANDING SHARE ($242,393,595 -
     15,070,919 SHARES OUTSTANDING) ............   $  16.08
                                                   =========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                (IN THOUSANDS)
                                               ---------------
INVESTMENT INCOME:
Dividends (Net of foreign withholding
 taxes of $5)...............................     $  1,969
Interest ...................................          270
                                                 --------
 Total Income ..............................        2,239
                                                 --------
EXPENSES:
Advisory fee ...............................        1,891
Service and distribution plan fees .........          630
Transfer agent .............................          145
Custodian fees .............................           75
Trading service expense ....................           66
Auditing and legal fees ....................           55
Postage ....................................           43
Printing ...................................           43
Registration fees ..........................           25
Directors' fees and expenses ...............           21
Insurance, dues and other ..................           20
Telephone ..................................           18
                                                 --------
   Total Expenses Before Custody
     Credits ...............................        3,032
   Less: Custody Credits ...................           (3)
                                                 --------
   Net Expenses ............................        3,029
                                                 --------
NET INVESTMENT LOSS ........................         (790)
                                                 --------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS:
   Net Realized Loss .......................      (14,704)
   Change in Net Unrealized
     Appreciation ..........................      (26,726)
                                                 --------
NET REALIZED LOSS AND CHANGE IN NET
   UNREALIZED APPRECIATION ON
   INVESTMENTS .............................      (41,430)
                                                 --------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS ..............................     $(42,220)
                                                 ========

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
14

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
--------------------------------------------------------------------------------

                                                                      YEAR ENDED       YEAR ENDED
                                                                     DECEMBER 31,     DECEMBER 31,
                                                                         2002             2001
                                                                    ------------------------------
                                                                            (IN THOUSANDS)
OPERATIONS:
 Net investment loss ..............................................   $     (790)     $   (1,216)
 Net realized loss on investments .................................      (14,704)         (9,710)
 Change in net unrealized appreciation ............................      (26,726)        (59,848)
                                                                      --------------------------
 Net decrease in net assets from operations .......................      (42,220)        (70,774)
                                                                      --------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions ...................           --          (6,030)
                                                                      --------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares .....................................      546,946         575,420
 Proceeds from reinvestment of distributions to shareholders ......           --           5,714
 Cost of shares repurchased .......................................     (524,161)       (630,765)
                                                                      --------------------------
 Net increase (decrease) from capital share transactions ..........       22,785         (49,631)
                                                                      --------------------------
TOTAL DECREASE IN NET ASSETS ......................................      (19,435)       (126,435)
NET ASSETS:
 Beginning of year ................................................      261,829         388,264
                                                                      --------------------------
 End of year ......................................................   $  242,394      $  261,829
                                                                      ==========================



SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. SIGNIFICANT ACCOUNTING POLICIES

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------
16

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                               DECEMBER 31, 2002
--------------------------------------------------------------------------------


2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Transactions in capital stock were as follows (in thousands except per share amounts):

                                         YEAR             YEAR
                                         ENDED           ENDED
                                     DECEMBER 31,     DECEMBER 31,
                                         2002             2001
                                    --------------   -------------
Shares sold .....................   31,210            28,406
Shares issued to
   shareholders in
   reinvestment of
   dividends and
   distributions ................       --               305
                                    ------            ------
                                    31,210            28,711
Shares repurchased ..............   29,954           (31,384)
                                    ------           -------
Net increase (decrease) .........    1,256            (2,673)
                                    ======           =======
Distributions per share
   from net realized gains ......   $   --           $ .4385
                                    ======           =======


3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                      YEAR ENDED
                                   DECEMBER 31, 2002
                                  ------------------
                                    (IN THOUSANDS)
Purchases:
Investment Securities ...........        $161,620
                                         ========
Sales:
Investment Securities ...........        $156,431
                                         ========


4. Income Taxes
At December 31, 2002, information on the tax components of capital is as follows:

                                            YEAR ENDED
                                         DECEMBER 31, 2002
                                         -----------------
                                          (IN THOUSANDS)
Cost of investments for tax
   purposes .............................   $209,028
                                            ========
Gross tax unrealized
   appreciation .........................   $ 39,114
Gross tax unrealized
   depreciation .........................     (7,687)
                                            --------
Net tax unrealized appreciation
   on investments .......................   $ 31,427
                                            ========
Capital loss carryforward,
   expires December 31, 2009 ............   $  9,758
   expires December 31, 2010 ............     11,671
                                            --------
Total capital loss carryforward .........   $ 21,429
                                            ========

During the year ended December 31, 2002, as permitted under Federal income tax regulations, the Fund elected to defer $3,203,000 of post-October net capital losses to the next taxable year. Net realized gains/losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

The tax composition of distributions to shareholders during the year ended December 31, 2001 was from ordinary income.

Permanent book-tax differences relating to current year net operating loss are reclassified within the composition of net asset accounts. During 2002, the Fund reclassified $790,000 from accumulated net investment loss to additional paid-in-capital. Net investment loss, net realized gains, and net assets were not affected by this reclassification. Net realized gain (loss) differ for financial statements and tax purposes primarily due to differing treatments of wash sales.

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2002
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES, AND TRANSACTIONS WITH
   AFFILIATES

An advisory fee of $1,891,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2002. This was computed at the rate of 3/4 of 1% of the average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2002, fees amounting to $630,000 were paid or payable to the Distributor under this Plan. In the nine months ended September 30, 2002, the Fund reimbursed the Distributor $66,000 for trading services it performed on behalf of the Fund. During the three month period ended December 31, 2002, the Fund paid brokerage commissions totaling $30,044 to the distributor which clears its transactions through unaffiliated brokers.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

For the year ended December 31, 2002, the Fund's expenses were reduced by $2,685 under a custody credit agreement with the Custodian.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at December 31, 2002, owned 88,556 shares of the Fund's capital stock, representing 0.6% of the outstanding shares at December 31, 2002.

--------------------------------------------------------------------------------
18

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                                 YEARS ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------------------
                                                       2002             2001             2000             1999             1998
                                                    ==========       ==========       ==========       ==========       ==========
NET ASSET VALUE, BEGINNING OF YEAR .............    $    18.95       $    23.55       $    27.09       $    17.70       $    14.48
                                                    ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
 Net investment loss ...........................          (.05)            (.09)            (.19)            (.04)            (.04)
 Net gains or losses on securities
  (both realized and unrealized) ...............         (2.82)           (4.07)           (1.64)           10.83             4.30
                                                    ----------       ----------       ----------       ----------       ----------
 Total from investment operations ..............         (2.87)           (4.16)           (1.83)           10.79             4.26
                                                    ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS:
 Dividends from net investment
  income .......................................            --               --               --               --               --
 Distributions from net realized gains .........            --             (.44)           (1.71)           (1.40)           (1.04)
                                                    ----------       ----------       ----------       ----------       ----------
 Total distributions ...........................            --             (.44)           (1.71)           (1.40)           (1.04)
                                                    ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF YEAR ...................    $    16.08       $    18.95       $    23.55       $    27.09       $    17.70
                                                    ==========       ==========       ==========       ==========       ==========
TOTAL RETURN ...................................        -15.15%          -17.65%           -6.78%           61.66%           29.88%
                                                    ==========       ==========       ==========       ==========       ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands) ................................    $  242,394        $ 261,829       $  388,264       $  421,031       $  190,634
Ratio of expenses to average
 net assets ....................................          1.20%(1)         1.14%(1)         1.01%(1)          .89%(1)         1.02%
Ratio of net investment loss to average
 net assets ....................................          (.31)%           (.39)%           (.68)%           (.22)%           (.34)%
Portfolio turnover rate ........................            66%              88%              78%              85%             183%


(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD NOT HAVE CHANGED.



SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Special Situations Fund, Inc. (the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


February 14, 2003

--------------------------------------------------------------------------------
20

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 15 Value Line Funds and oversees a total of 16 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              PRINCIPAL
                                                              OCCUPATION
                                                LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION             TIME SERVED   PAST 5 YEARS                     HELD BY DIRECTOR
==================================================================================================================
INTERESTED DIRECTORS*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1983    Chairman, President and          Value Line, Inc.
Age 68                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc. Chairman
                                                              and President of each of the
                                                              15 Value Line Funds and
                                                              Value Line Securities, Inc.
                                                              (the "Distributor").
------------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:           Value Line, Inc.
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker); Director of the
Age 68                                                        Adviser since October 2000.
------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic Search      None
1611 Cold Spring Rd.                                          Consultation Service, Inc.
Williamstown, MA 01267                                        Trustee Emeritus and
Age 79                                                        Chairman (1993-1994) of the
                                                              Board of Trustees of Duke
                                                              University; President
                                                              Emeritus, Williams College.
------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,        None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 61
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                      OCCUPATION
                                        LENGTH OF     DURING THE                   OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       POSITION   TIME SERVED   PAST 5 YEARS                 HELD BY DIRECTOR
======================================================================================================
Francis C. Oakley            Director   Since 2000    Professor of History,        Berkshire Life
54 Scott Hill Road                                    Williams College, 1961 to    Insurance Company.
Williamstown, MA 01267                                2002; President Emeritus
Age 71                                                since 1994 and President,
                                                      1985-1994; Chairman
                                                      (1993-1997) and Interim
                                                      President (2002) of the
                                                      American Council of
                                                      Learned Societies.
------------------------------------------------------------------------------------------------------
David H. Porter              Director   Since 1997    Visiting Professor of        None
5 Birch Run Drive                                     Classics, Williams College,
Saratoga Springs, NY 12866                            since 1999; President
Age 67                                                Emeritus, Skidmore College
                                                      since 1999 and President,
                                                      1987-1998.
------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director   Since 1983    Chairman, Institute for      A. Schulman Inc.
169 Pompano St.                                       Political Economy.           (plastics)
Panama City Beach, FL 32413
Age 63
------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director   Since 1996    Senior Financial Advisor,    None
1409 Beaumont Drive                                   Hawthorne, since January
Gladwyne, PA 19035                                    2001; Chairman, Radcliffe
Age 53                                                College Board of Trustees,
                                                      1990-1999.
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                         OCCUPATION
                                           LENGTH OF     DURING THE                     OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE   POSITION          TIME SERVED   PAST 5 YEARS                   HELD BY DIRECTOR
===========================================================================================================
OFFICERS
Stephen Grant            Vice President    Since 1997    Portfolio Manager with the              --
Age 49                                                   Adviser.
-----------------------------------------------------------------------------------------------------------
Alan Hoffman             Vice President    Since 2001    Portfolio Manager with the              --
Age 49                                                   Adviser.
-----------------------------------------------------------------------------------------------------------
David T. Henigson        Vice President,   Since 1994    Director, Vice President and            --
Age 45                   Secretary and                   Compliance Officer of the
                         Treasurer                       Adviser. Director and
                                                         Vice President of the
                                                         Distributor. Vice President,
                                                         Secretary and Treasurer of
                                                         each of the 15 Value Line
                                                         Funds.
-----------------------------------------------------------------------------------------------------------

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

  UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND STREET, NEW YORK, NY 10017.



--------------------------------------------------------------------------------

The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request, by calling 1-800-243-2729.

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223- 0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------
24